Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of loss before taxation to cash generated by operations:
Loss before taxation	R (595)	R (2,746)	R (4,707)
Adjustments for:
Amortisation and depreciation	3,508	4,054	2,570
Impairment of assets	0	3,898	5,336
Share-based payments	180	230	363
Net decrease in provision for post-retirement benefits	(12)	(12)	(10)
Net decrease in provision for environmental rehabilitation	0	(53)	(27)
Loss on scrapping of property, plant and equipment	62	21	1
Profit from associates	(94)	(59)	(38)
Investment income	(375)	(308)	(343)
Finance costs	661	575	330
Inventory adjustments	(70)	(166)	(211)
Foreign exchange translation difference	989	95	668
Non cash portion of gains/losses on derivatives	1,382	(429)	549
Day one loss amortisation	40	32	37
Silicosis settlement provision	(119)	(62)	(68)
Other non-cash adjustments	22	(16)	(72)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(349)	32	(106)
(Increase)/decrease in Inventories	(150)	(88)	(351)
Increase/(decrease) in Payables	(49)	54	368
Cash generated by operations	R 5,031	R 5,052	R 4,289